Share-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares	Apr. 30, 2020 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jul. 31, 2021 shares	Sep. 29, 2021 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number			300,856
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested, Number			1,962,416
Share-based Payment Arrangement, Noncash Expense | $			$ 5,179	$ 5,661
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period								1,438,720	430,467
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period							408,096	931,874
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		184,270	142,868				586,819	747,604
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period			250,155				218,366
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues								747,604
2019 Plan [Member] | Incentive Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period								1,008,253	317,188	113,279
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares								$ 8.00
Number of consecutive trading days								60 days
Stock Price Threshold Date								January 2020
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares								$ 11.00
Number of consecutive trading days								60 days
Stock Price Threshold Date								January 2021
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Fourth Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares								$ 14.00
Number of consecutive trading days								60 days
Stock Price Threshold Date								March 2021
2019 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan										1,421,000
2019 Plan [Member] | Common Class A [Member] | Executive Officers [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan										1,359,375
2019 Plan [Member] | Common Class A [Member] | Two Other Employees [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period										61,625
2019 Plan [Member] | Common Class A [Member] | Member Of Senior Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period					17,720
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan						25,000
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of tranches								4
New 2021 Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan						1,500,000
Number of tranches						3
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period			250,155				218,366	55,175
New 2021 Plan [Member] | Incentive Stock [Member] | First Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Commenced date						Oct. 01, 2021
New 2021 Plan [Member] | Incentive Stock [Member] | Second And Third Tranches [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Convertible, Latest Date						Sep. 30, 2025
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares						$ 27.00
Number of consecutive trading days						60 days
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares	$ 21.00					$ 30.00
Number of consecutive trading days	60 days					60 days
New 2021 Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan						105,000
New 2021 Plan [Member] | Each Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan						15,000
New 2021 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							3,028,972
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number							383,528
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period						1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period						3,412,500
New 2021 Plan [Member] | Common Class A [Member] | Two Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures							28,528
New 2021 Plan [Member] | Common Class A [Member] | One New Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							13,780
Amendment Stock Based Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense | $			$ 451